Share Capital (Details)			6 Months Ended
		May 29, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares
Share Capital [Line Items]
Number of shares issued	[1]		1,765,256	1,765,256
Shares of par value (in Dollars per share) | $ / shares	[1]		$ 0.0015	$ 0.0015
Number of shares outstanding	[1]		1,765,256	1,765,256
Number of vote per ordinary share			1
ARB IOT Group Limited [Member]
Share Capital [Line Items]
Number of shares outstanding		15
Ordinary Shares [Member]
Share Capital [Line Items]
Shares of par value (in Dollars per share) | $ / shares		$ 0.0015
Ordinary Shares [Member] | Bottom of Range [Member]
Share Capital [Line Items]
Number of shares issued		1
Ordinary shares		1,765,256
Ordinary Shares [Member] | Top of Range [Member]
Share Capital [Line Items]
Number of shares issued		15
Ordinary shares		26,437,500
Ordinary Shares [Member] | ARB IOT Group Limited [Member]
Share Capital [Line Items]
Number of shares issued		1
Number of shares outstanding		1

[1]	Retrospectively restated for effect of reverse share split at a ratio 1 for 15 on May 29, 2025 as disclosed in Note 14.